INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE INCLUDE IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expense	(245)	(366)	(311)
Deferred income tax expense	-	-	-
Total income tax expense	(245)	(366)	(311)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the fiscal year ended March 31,
	2022	2023	2024

Statutory income tax rate 25.0%	25.0%	25.0%	25.0%
Permanent differences	(42.0)%	(3.3)%	(1.1)%
Effect of different tax rate (i)	12.4%	36.7%	(5.5)%
Change of valuation allowance	4.8%	(58.1)%	(18.3)%
Effective tax rate	0.2%	0.3%	0.1%

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2023	March 31, 2024
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,591,988	1,512,929
Deductible advertising expense	582,306	444,484
Leases	21,115	193,523
Provision for credit losses	13,421	10,762
Impairment loss for equity investments accounted for using measurement alternative	-	865
Less: valuation allowance	(2,187,715)	(1,977,402)
Net deferred tax assets	21,115	185,161

	March 31, 2023	March 31, 2024
	RMB	RMB

Deferred tax liabilities
Leases	(21,115)	(185,161)
Total deferred tax liabilities, net	(21,115)	(185,161)

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

Movement of valuation allowance

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Balance at beginning of the period	(2,005,864)	(2,096,090)	(2,187,715)
Changes of valuation allowance	(90,226)	(91,625)	210,313
Balance at end of the period	(2,096,090)	(2,187,715)	(1,977,402)